Pay vs Performance Disclosure - USD ($)	4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Jun. 16, 2025	Aug. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. In accordance with applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officers (“PEOs”) and the average “actual” compensation paid to our other Named Executive Officers (or “NEOs”). For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2025, 2024, 2023, 2022, and 2021:

Year	Summary Compensation Table Total for Joshua Bixby(1)	Compensation Actually Paid to Joshua Bixby(1)(2)	Summary Compensation Table Total for PEO (Todd Nightingale)(1)	Compensation Actually Paid to Todd Nightingale(1)(2)	Summary Compensation Table Total for PEO (Charles Compton)(1)	Compensation Actually Paid to Charles Compton(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Loss (millions)	Revenue (millions)(6)
									Total Stockholder Return	Peer Group Total Stockholder Return(5)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	—	—	$6,372,684	$(23,137,805)	$6,798,332	$10,457,248	$5,790,848	$1,793,705	$11.65	$248.07	$(121.7)	$624.0
2024	—	—	$7,464,594	$(24,691,973)	—	—	$5,678,680	$726,959	$10.80	$201.18	$(158.1)	$543.7
2023	—	—	$10,165,468	$36,942,933	—	—	$6,867,702	$12,229,373	$20.37	$148.26	$(133.1)	$506.0
2022	$9,199,127	$(3,892,017)	$21,857,756	$20,179,714	—	—	$4,066,505	$(2,381,573)	$9.37	$94.80	$(190.8)	$432.7
2021	$10,151,111	$(12,802,716)	—	—	—	—	$7,088,904	$(1,602,130)	$40.57	$133.35	$(222.7)	$354.3
(1)
The dollar amounts reported in columns (b) are the amounts reported for Messrs. Bergman, Bixby, Nightingale, and Compton, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Bixby served as our Chief Executive Officer effective February 19, 2020 through August 31, 2022. Mr. Nightingale served as our Chief Executive Officer effective September 1, 2022 through June 16, 2025. Mr. Compton has served as our Chief Executive Officer since June 16, 2025. The following individuals served as our PEOs for the following years:

2025: Todd Nightingale, Charles Compton
2024: Todd Nightingale
2023: Todd Nightingale
2022: Joshua Bixby, Todd Nightingale
2021: Joshua Bixby
(2)
The dollar amounts reported in column (c) for fiscal year 2025 represent the amount of CAP for Messrs. Nightingale and Compton, respectively as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in fiscal year 2025. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	2025
	Todd Nightingale	Charles Compton	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$6,372,684	$6,798,332	$5,790,848
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	-$6,070,684	-$6,313,831	-$5,109,690
Year-end fair value of unvested awards granted in the current year	$0	$9,288,674	$7,044,387
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$0	$82,491	$79,100
Fair values at vest date for awards granted and vested in current year	$387,094	$773,249	$516,583

	2025
	Todd Nightingale	Charles Compton	Average Non-PEO NEOs
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	-$437,562	-$171,667	-$376,022
Forfeitures during current year equal to prior year-end fair value	-$23,389,338	$0	-$6,151,501
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0
Total Adjustments for Equity Awards	-$23,439,805	$9,972,747	$1,112,547
Compensation Actually Paid (as calculated)	-$23,137,805	$10,457,248	$1,793,705
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table Total in each applicable year. The following individuals were our Non-PEO NEOs in the respective years:

2025: Artur Bergman, Ronald Kisling, Scott Lovett, Richard Wong
2024: Artur Bergman, Ronald Kisling, and Scott Lovett
2023: Artur Bergman, Ronald Kisling, and Brett Shirk
2022: Artur Bergman, Ronald Kisling, Paul Luongo, and Brett Shirk
2021: Artur Bergman, Adriel Lares, Ronald Kisling, Paul Luongo, and Brett Shirk
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to average total reported compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the methodology described above in Note 2.

(5)	The peer group is the following published industry index: S&P 500 Information Technology Index.
(6)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name					Revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in columns (b) are the amounts reported for Messrs. Bergman, Bixby, Nightingale, and Compton, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Bixby served as our Chief Executive Officer effective February 19, 2020 through August 31, 2022. Mr. Nightingale served as our Chief Executive Officer effective September 1, 2022 through June 16, 2025. Mr. Compton has served as our Chief Executive Officer since June 16, 2025. The following individuals served as our PEOs for the following years:

2025: Todd Nightingale, Charles Compton
2024: Todd Nightingale
2023: Todd Nightingale
2022: Joshua Bixby, Todd Nightingale
2021: Joshua Bixby
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table Total in each applicable year. The following individuals were our Non-PEO NEOs in the respective years:

2025: Artur Bergman, Ronald Kisling, Scott Lovett, Richard Wong
2024: Artur Bergman, Ronald Kisling, and Scott Lovett
2023: Artur Bergman, Ronald Kisling, and Brett Shirk
2022: Artur Bergman, Ronald Kisling, Paul Luongo, and Brett Shirk
2021: Artur Bergman, Adriel Lares, Ronald Kisling, Paul Luongo, and Brett Shirk

Peer Group Issuers, Footnote
(5)	The peer group is the following published industry index: S&P 500 Information Technology Index.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) for fiscal year 2025 represent the amount of CAP for Messrs. Nightingale and Compton, respectively as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in fiscal year 2025. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	2025
	Todd Nightingale	Charles Compton	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$6,372,684	$6,798,332	$5,790,848
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	-$6,070,684	-$6,313,831	-$5,109,690
Year-end fair value of unvested awards granted in the current year	$0	$9,288,674	$7,044,387
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$0	$82,491	$79,100
Fair values at vest date for awards granted and vested in current year	$387,094	$773,249	$516,583

	2025
	Todd Nightingale	Charles Compton	Average Non-PEO NEOs
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	-$437,562	-$171,667	-$376,022
Forfeitures during current year equal to prior year-end fair value	-$23,389,338	$0	-$6,151,501
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0
Total Adjustments for Equity Awards	-$23,439,805	$9,972,747	$1,112,547
Compensation Actually Paid (as calculated)	-$23,137,805	$10,457,248	$1,793,705

Non-PEO NEO Average Total Compensation Amount					$ 5,790,848	$ 5,678,680	$ 6,867,702	$ 4,066,505	$ 7,088,904
Non-PEO NEO Average Compensation Actually Paid Amount					$ 1,793,705	726,959	12,229,373	(2,381,573)	(1,602,130)
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in column (c) for fiscal year 2025 represent the amount of CAP for Messrs. Nightingale and Compton, respectively as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in fiscal year 2025. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	2025
	Todd Nightingale	Charles Compton	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$6,372,684	$6,798,332	$5,790,848
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	-$6,070,684	-$6,313,831	-$5,109,690
Year-end fair value of unvested awards granted in the current year	$0	$9,288,674	$7,044,387
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$0	$82,491	$79,100
Fair values at vest date for awards granted and vested in current year	$387,094	$773,249	$516,583

	2025
	Todd Nightingale	Charles Compton	Average Non-PEO NEOs
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	-$437,562	-$171,667	-$376,022
Forfeitures during current year equal to prior year-end fair value	-$23,389,338	$0	-$6,151,501
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0
Total Adjustments for Equity Awards	-$23,439,805	$9,972,747	$1,112,547
Compensation Actually Paid (as calculated)	-$23,137,805	$10,457,248	$1,793,705

Compensation Actually Paid vs. Total Shareholder Return					CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income					CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure					CAP and Revenue
Total Shareholder Return Vs Peer Group					CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Tabular List for 2025 Fiscal Year
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The two financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Revenue
•	Non-GAAP Operating Loss(1)
(1)	Please refer to Appendix A of this Proxy Statement for a reconciliation of non-GAAP financial measures to their corresponding U.S. GAAP measures.

Total Shareholder Return Amount					$ 11.65	10.8	20.37	9.37	40.57
Peer Group Total Shareholder Return Amount					248.07	201.18	148.26	94.8	133.35
Net Income (Loss)					$ (121,700,000)	$ (158,100,000)	$ (133,100,000)	$ (190,800,000)	$ (222,700,000)
Company Selected Measure Amount					624,000,000	543,700,000	506,000,000	432,700,000	354,300,000
PEO Name	Todd Nightingale	Charles Compton	Todd Nightingale	Joshua Bixby		Todd Nightingale	Todd Nightingale		Joshua Bixby
Measure:: 1
Pay vs Performance Disclosure
Name					Revenue
Measure:: 2
Pay vs Performance Disclosure
Name					Non-GAAP Operating Loss
Non-GAAP Measure Description
(1)	Please refer to Appendix A of this Proxy Statement for a reconciliation of non-GAAP financial measures to their corresponding U.S. GAAP measures.

Joshua Bixby [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 0	$ 0	$ 0	$ 9,199,127	$ 10,151,111
PEO Actually Paid Compensation Amount					0	0	0	(3,892,017)	(12,802,716)
Todd Nightingale [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,372,684	7,464,594	10,165,468	21,857,756	0
PEO Actually Paid Compensation Amount					(23,137,805)	(24,691,973)	36,942,933	20,179,714	0
Charles Compton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					6,798,332	0	0	0	0
PEO Actually Paid Compensation Amount					10,457,248	$ 0	$ 0	$ 0	$ 0
PEO | Todd Nightingale [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,070,684)
PEO | Todd Nightingale [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(23,439,805)
PEO | Todd Nightingale [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Todd Nightingale [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Todd Nightingale [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					387,094
PEO | Todd Nightingale [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(437,562)
PEO | Todd Nightingale [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(23,389,338)
PEO | Todd Nightingale [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Charles Compton [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,313,831)
PEO | Charles Compton [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					9,972,747
PEO | Charles Compton [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					9,288,674
PEO | Charles Compton [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					82,491
PEO | Charles Compton [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					773,249
PEO | Charles Compton [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(171,667)
PEO | Charles Compton [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Charles Compton [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,109,690)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,112,547
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,044,387
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					79,100
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					516,583
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(376,022)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,151,501)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0